Document and Entity Information	12 Months Ended
Dec. 31, 2014 USD ($) shares
Entity Registrant Name	AMERICA FIRST Multifamily INVESTORS, L.P.
Entity Central Index Key	0001059142
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Units Outstanding | shares	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float | $	$ 0